Revenue Recognition (Remaining Performance Obligations) (Details)	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of the transaction price allocated to remaining performance obligations (percentage)	60.00%
Expected timing of satisfaction for remaining performance obligations, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of the transaction price allocated to remaining performance obligations (percentage)	40.00%
Expected timing of satisfaction for remaining performance obligations, period